-------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
STATEMENT OF NET ASSETS
DECEMBER 31, 1997
(UNAUDITED)

===============================================================================

                                                                                                                     Ratings (a)
                                                                                                                 ----------------
      Face                                                                   Maturity                  Value             Standard
     Amount                                                                     Date     Yield       (Note 1)    Moody's & Poor's
     ------                                                                     ----     -----       --------    -------   ------
Other Tax Exempt Investments (10.83%)
-----------------------------------------------------------------------------------------------------------------------------------
 $  2,500,000  County of Essex, NJ BAN                                        08/07/98    3.89%   $  2,504,429     MIG-1
    3,000,000  County of Los Angeles, CA - Series 1997-98A                    06/30/98    3.80       3,009,206     MIG-1   SP+1
    2,500,000  District of Columbia, GO TRAN
               LOC Morgan Guaranty & Union Bank of Switzerland                09/30/98    3.82       2,511,242     VMIG-1  SP+1
    3,000,000  Ohio School District Cash Flow COPS                            06/30/98    3.83       3,008,350     MIG-1   SP+1
    3,000,000  Philadelphia, PA TRAN - Series A                               06/30/98    3.95       3,007,071     MIG-1   SP+1
    3,000,000  School District of The City of Detroit State School Aid Notes
               (Wayne County)                                                 05/01/98    3.85       3,005,684             SP+1
    2,500,000  State of California RAN                                        06/30/98    3.80       2,507,717     MIG-1   SP+1
    3,000,000  State of New Mexico 1997-98 TRAN - Series 1997                 06/30/98    3.82       3,008,920     MIG-1   SP+1
 ------------                                                                                     ------------
   22,500,000  Total Other Tax Exempt Investments                                                   22,562,619
 ------------                                                                                     ------------
Variable Rate Demand Instruments (b) (63.84%)
-----------------------------------------------------------------------------------------------------------------------------------
 $  3,735,000  Alabama HFA (Windscape Project)
               LOC Amsouth Bank N.A.                                          12/01/03    4.25%   $  3,735,000     VMIG-1
    3,700,000  Angelina & Neches River Authority of TX IDC
               (TEEC Inc. Temple Inland)
               LOC Credit Suisse First Boston                                 05/01/14    5.05       3,700,000     P1
    4,085,000  Bexar County, TX HFDC (Air Force Village II) - Series 1985B
               LOC Rabobank Nederland                                         03/01/12    4.15       4,085,000             A1+
    1,570,000  Bloomington, IL Normal Airport Authority - Series 1995A        01/01/13    3.85       1,570,000     VMIG-1
    2,900,000  Carlton, WI PCRB
               (Wisconsin Power & Light Company Project) - Series B           09/01/05    5.05       2,900,000     P1      A1+
      600,000  Chester County, PA 1997 Archdiocese of PA
               LOC Corestates Bank, N.A.                                      07/01/27    5.00         600,000     VMIG-1
    3,650,000  City & County of Denver, CO Refunding MHRB
               (Cotton Wood Creek Project)
               LOC General Electric Capital Corporation                       04/15/14    4.30       3,650,000             A1+
    6,000,000  City of Baltimore, MD (HM Investments, Ltd.) - Series 1993
               LOC Barclays Bank PLC                                          02/01/00    4.15       6,000,000             A1+
    2,000,000  City of Detroit, MI
               Water Supply System RB Second Lien Bonds - Series 1995         07/01/25    4.25       2,000,000             A1+
    2,000,000  Clayton County, GA MHRB (Rainwood Development Project)
               LOC Bankers Trust Company                                      05/01/06    4.08       2,000,000             A1
    2,000,000  Columbia, Alabama Industrial Development Board PCRB
               (Alabama Power Project) - Series A                             11/01/21    4.80       2,000,000     VMIG-1  A1+



-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 1997
(UNAUDITED)

===============================================================================

                                                                                                                     Ratings (a)
                                                                                                                 ----------------
      Face                                                                   Maturity                  Value             Standard
     Amount                                                                     Date     Yield       (Note 1)    Moody's & Poor's
     ------                                                                     ----     -----       --------    -------   ------
Variable Rate Demand Instruments (b) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
 $  6,000,000  Connecticut State Development Authority
               (CT Light & Power Company Project) - Series 1993A
               LOC Deutsche Bank A.G.                                         09/01/28    3.65%   $  6,000,000     VMIG-1  A1+
    4,800,000  Connecticut State Special Tax Obligation RB
               (Second Lien Transportation Infrastructure)
               LOC Commerzbank A.G.                                           12/01/10    3.65       4,800,000     VMIG-1  A1+
    3,000,000  County of Cuyahoga - Series 1997C (Cleveland Clinic)           01/01/26    3.65       3,000,000     VMIG-1  A1+
    2,800,000  County of Franklin, OH Hospital Facilities
               (Lutheran Senior City, Inc.) RB - Series 1994
               LOC National Bank of Detroit                                   05/01/15    4.15       2,800,000     VMIG-1
    5,000,000  County of Hamilton, OH Adjustable Rate Hospital Facilities RB - 1997B
               MBIA Insured                                                   01/01/18    3.70       5,000,000     VMIG-1  A1+
    7,150,000  DeKalb County, GA Refunding MHRB
               (Wood Hills Apartment Project) - Series 1988
               LOC Bank of Montreal                                           12/01/07    3.75       7,150,000             A1+
    1,100,000  Delaware County, PA IDA PCRB (Philadelphia Electric Co.) - Series A
               LOC Toronto-Dominion Bank                                      08/01/16    5.05       1,100,000     P1      A1+
    1,400,000  Georgetown, KY Educational Institution Improvement
               (Georgetown College)
               LOC PNC Bank, N.A.                                             06/01/04    4.25       1,400,000     VMIG-1
    5,400,000  Harris County, TX Health Facilities Hospital RB
               (Memorial Hospital Systems)                                    06/01/24    3.65       5,400,000     VMIG-1  A1+
    8,800,000  Idaho HEFA (Holy Cross Health System)                          12/01/23    4.15       8,800,000     VMIG-1  A1+
    3,300,000  Illinois Educational Facilities Authority
               (Chicago Children's Museum) - Series 1994
               LOC National Bank of Detroit                                   02/01/28    3.80       3,300,000     VMIG-1  A1+
    2,400,000  Indiana HEFA (Rehabilitation Hospital of Indiana)
               LOC National Bank of Detroit                                   11/01/20    3.70       2,400,000     VMIG-1
    3,100,000  Jacksonville, FL IDRB
               (University of Florida Health Science Center) - Series 1989
               LOC Barnett Bank of Jacksonville                               07/01/19    4.20       3,100,000     VMIG-1
    2,500,000  Maryland State IDA Economic Development RB
               (Johnson Control Incorporation)                                12/01/03    4.00       2,500,000     VMIG-1  A1
    6,650,000  Michigan State Hospital Financial Authority Revenue
               (Chelsea Community Hospital)
               LOC Comerica Bank                                              11/15/19    4.10       6,650,000     VMIG-1



-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------



===============================================================================

                                                                                                                     Ratings (a)
                                                                                                                 ----------------
      Face                                                                   Maturity                  Value             Standard
     Amount                                                                     Date     Yield       (Note 1)    Moody's & Poor's
     ------                                                                     ----     -----       --------    -------   ------
Variable Rate Demand Instruments (b) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
 $  3,000,000  Michigan State Strategic Fund Limited Obligation RB
               (Detroit Edison Company)
               LOC Barclays Bank PLC                                          09/01/30    5.05%   $  3,000,000     P1      A1+
   13,300,000  Michigan Strategic Fund PCRB
               (Consumers Power Company Project) - Series 1993A
               LOC Canadian Imperial Bank of Commerce                         06/15/10    5.05      13,300,000             A1+
    1,100,000  Monroe County, MI EDC (Detroit Edison) - Series CC
               LOC Barclays Bank PLC                                          10/01/24    5.05       1,100,000     P1
    4,420,000  Montgomery County MD, Housing Opportunities Commission MHRB
               LOC General Electric Capital Corporation                       11/01/07    3.85       4,420,000             A1+
    3,920,000  New Hampshire HEFA Hospital RB - Series 1995
               LOC Bank of Scotland                                           09/01/05    4.15       3,920,000     VMIG-1
    2,075,000  New Hampshire HEFA RB (Alice Peck Day Memorial Hospital)
               LOC Corestates Bank, N.A.                                      11/01/05    3.95       2,075,000     VMIG-1
    1,500,000  Pitkin County, CO IDRB (Aspen Skiing Company Project) - Series B
               LOC First National Bank of Chicago                             04/01/16    5.05       1,500,000             A1+
    6,500,000  Royal Oak, MI Hospital Finance Authority Hospital RB
               (William Beaument Hospital) - Series L                         01/01/27    4.85       6,500,000     VMIG-1
    1,600,000  York County, PA IDA PCRB (Philadelphia Electric Company)
               LOC Toronto-Dominion Bank                                      08/01/16    5.05       1,600,000     P1      A1+
 ------------                                                                                     ------------
  133,055,000  Total Variable Rate Demand Instruments                                              133,055,000
 ------------                                                                                     ------------
Put Bonds (10.42%)
-----------------------------------------------------------------------------------------------------------------------------------
 $  1,200,000  City of Philadelphia, PA (Water & Waste Water Bonds)
               AMBAC Insured                                                  08/05/98    3.82%   $  1,200,000     VMIG-1  A1+
    7,500,000  Connecticut State Special Assessment
               Unemployment Compensation Advance Fund RB - Series 93C
               FGIC Insured                                                   07/01/98    3.90       7,500,000     VMIG-1  A1+
    5,000,000  Intermountain Power Agency RB - Series 1985F
               LOC Morgan Guaranty Trust Company                              06/15/98    3.80       5,000,000     VMIG-1  A1+
    2,000,000  Intermountain Power Authority Power Supply RB - Series E
               LOC Swiss Bank Corporation                                     03/16/98    3.75       2,000,000     VMIG-1  A1+
    6,010,000  Vermont State Educational & Health Building Finance Agency
               (Middlebury College)                                           11/01/98    3.80       6,010,000             A1+
 ------------                                                                                     ------------
   21,710,000   Total Put Bonds                                                                     21,710,000
 ------------                                                                                     ------------



-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 1997
(UNAUDITED)

===============================================================================

                                                                                                                     Ratings (a)
                                                                                                                 ----------------
      Face                                                                   Maturity                  Value             Standard
     Amount                                                                     Date     Yield       (Note 1)    Moody's & Poor's
     ------                                                                     ----     -----       --------    -------   ------
Tax Exempt Commercial Paper (15.16%)
-----------------------------------------------------------------------------------------------------------------------------------
 $  2,800,000  City of Burlington, KS RB
               (Kansas City Power Light Company Project) - Series B
               LOC Deutsche Bank A.G.                                         02/05/98    3.70%   $  2,800,000     P1      A1+
    3,000,000  City of Burlington, KS PCRB
               (Kansas City Power & Light Company) - Series 1997A
               LOC Deutsche Bank A.G.                                         01/21/98    3.65       3,000,000     P1      A1+
    5,300,000  City of Burlington, KS PCRB
               (Kansas City Power & Light Company) - Series 1997A
               LOC Toronto-Dominion Bank                                      02/18/98    3.70       5,300,000             A1+
    2,000,000  Connecticut HEFA (Yale University) - Series O                  02/05/98    3.60       2,000,000     VMIG-1  A1+
    3,100,000  Intermountain Power Agency
               LOC Swiss Bank Corporation                                     02/25/98    3.75       3,100,000     VMIG-1  A1+
   10,000,000  Intermountain Power Authority
               LOC Swiss Bank Corporation                                     02/11/98    3.75      10,000,000     VMIG-1  A1+
    2,000,000  Maricopa County, AZ Pollution Control Corp.(Southern CA Edison)02/25/98    3.80       2,000,000
    3,400,000  Rochester, MN Health Care Mayo Foundation
               (Mayo Medical Center) - Series C                               01/21/98    3.70       3,400,000     P1      A1+
 ------------                                                                                     ------------
   31,600,000  Total Tax Exempt Commercial Paper                                                    31,600,000
 ------------                                                                                     ------------
               Total Investments (100.25%) (Cost $208,927,619+)                                    208,927,619
               Liabilities in Excess of Cash and Other Assets (-0.25%)                            (    510,782)
                                                                                                  ------------
               Net Assets (100.00%) 208,420,083 Shares Outstanding (Note 3)                       $208,416,837
                                                                                                  ============
               Net Asset Value, offering and redemption price per share                           $       1.00
                                                                                                  ============
               +   Aggregate cost for federal income tax purposes is identical.




-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------



===============================================================================





FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) Interest rates are adjustable on a daily, weekly or monthly basis. The rate shown is the rate in effect at the date of this statement.


KEY:

     BAN       =   Bond Anticipation Note                         IDC       =    Industrial Development Corporation

     COPS      =   Certificates of Participations                 IDRB      =    Industrial Development Revenue Bond

     EDC       =   Educational Development Corporation            LOC       =    Letter of Credit

     FGIC      =   Financial Guaranteed Insurance Company         MBIA      =    Municipal Bond Insurance Association

     GO        =   General Obligation                             MHRB      =    Multifamily Housing Revenue Bond

     HEFA      =   Health and Education Facilities Authority      PCRB      =    Pollution Control Revenue Bond

     HFA       =   Housing Finance Authority                      RAN       =    Revenue Anticipation Note

     HFDC      =   Health Facilities Development Corporation      RB        =    Revenue Bond

     IDA       =   Industrial Development Authority               TRAN      =    Tax and Revenue Anticipation Note



-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
STATEMENT OF OPERATIONS
SIX MONTHS ENDED DECEMBER 31, 1997
(UNAUDITED)

===============================================================================



INVESTMENT INCOME

Interest income.............................................................................   $  3,954,147

Expenses (Note 2)...........................................................................   (    425,820)
                                                                                               ------------
Net investment income.......................................................................      3,528,327


REALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments.....................................................   (     -0-   )
                                                                                               ------------
Net increase in net assets from operations..................................................   $  3,528,327
                                                                                               ============





-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

===============================================================================



                                                                             Six Months
                                                                                Ended                  Year
                                                                          December 31, 1997           Ended
                                                                             (Unaudited)          June 30, 1997
                                                                             -----------          -------------
INCREASE (DECREASE) IN NET ASSETS

Operations:
    Net investment income............................................     $   3,528,327           $   7,275,840
    Net realized gain (loss) on investments..........................           -0-               (       1,065)
                                                                          -------------           -------------
    Net increase in net assets from operations.......................         3,528,327               7,274,775
Dividends to shareholders from net investment income.................     (   3,528,327)          (   7,275,840)
Net increase (decrease) from capital share transactions (Note 3)..            9,366,676           (  55,199,971)
                                                                          -------------           -------------
        Total increase (decrease) in net assets......................         9,366,676           (  55,201,036)
Net assets:
    Beginning of period..............................................       199,050,161             254,251,197
                                                                          -------------           -------------
    End of period....................................................     $ 208,416,837           $ 199,050,161
                                                                          =============           =============




-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

===============================================================================

1. Summary of Accounting Policies

Tax Exempt Proceeds Fund, Inc. is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. This Fund is a short term, tax exempt money market fund. Its financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:

     a) Valuation of Securities -

     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income, if any, to its shareholders. Therefore, no provision for federal income tax is required. At December 31, 1997, the Fund had a capital loss carryforward of $2,181 and $1,065 available to offset future capital gains expiring June 30, 2001, and June 30, 2005, respectively.

     c) Dividends and Distributions -

     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -

     Securities transactions are recorded on a trade date basis. Interest income
     is  accrued  as  earned.   Realized   gains  and  losses  from   securities
     transactions are recorded on the identified cost basis.


2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management, L.P. (the 'Manager') at the annual rate of
 .40 of 1% per annum of the Fund's average daily net assets up to $250 million; .35 of 1% per annum of the average daily net assets between $250 million and
$500 million; and .30 of 1% per annum of the average daily net assets over $500 million. The Management Contract also provides that the Manager will bear the cost of all other expenses of the Fund. Therefore, the fee payable under the Management Contract will be the only expense of the Fund.

-------------------------------------------------------------------------------

===============================================================================
2. Investment Management Fees and Other Transactions with Affiliates (Continued)

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and the Manager have entered into a Distribution Agreement. The Fund's Board of Directors has adopted the plan in case certain expenses of the Fund are deemed to constitute indirect payments by the Fund for distribution expenses.

3. Capital Stock

At December 31, 1997, 20,000,000,000 shares of $.001 par value stock were authorized and paid in capital amounted to $208,420,083. Transactions in capital stock, all at $1.00 per share, were as follows:

                                               Six Months Ended                             Year
                                               December 31, 1997                           Ended
                                                  (Unaudited)                           June 30, 1997
                                                 -------------                         ---------------


Sold.......................................        210,287,508                            395,065,691
Issued on reinvestment of dividends........          1,018,554                              2,142,906
Redeemed...................................      ( 201,939,386)                         ( 452,408,568)
                                                 -------------                          -------------
Net increase (decrease)....................          9,366,676                          (  55,199,971)
                                                 =============                          =============

At December 31, 1997, the Fund had an accumulated net realized loss of $3,246.

4. Liabilities
At December 31, 1997, the Fund had the following liabilities:

Accrued management fee....................       $      73,774
Dividends payable.........................             448,406
                                                 -------------
   Total liabilities......................       $     522,180
                                                 =============



-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

===============================================================================

5. Financial Highlights

                                             Six Months                             Year Ended June 30,
                                               Ended          ----------------------------------------------------------------------
                                          December 31, 1997      1997            1996          1995           1994           1993
                                          ----------------    ----------      ----------    ----------     ----------     ----------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period.......    $  1.00         $  1.00         $  1.00       $  1.00        $  1.00        $  1.00
                                               --------        --------        --------      --------       --------       --------
Income from investment operations:
   Net investment income...................       0.017           0.032           0.033         0.032          0.021          0.022
Less distributions:
   Dividends from net investment income....       0.017           0.032           0.033         0.032          0.021          0.022
                                               --------        --------        --------      --------       --------       --------
Net asset value, end of period.............    $  1.00         $  1.00         $  1.00       $  1.00        $  1.00        $  1.00
                                               ========        ========        ========      ========       ========       ========
Total Return...............................       3.37%*          3.23%           3.31%         3.22%          2.14%          2.27%
Ratios/Supplemental Data
Net assets, end of period (000)............    $ 208,417       $ 199,050       $ 254,251     $ 213,134      $ 133,927      $ 133,230
Ratios to average net assets:
   Expenses................................       0.40%*          0.40%           0.40%         0.40%          0.40%          0.40%
   Net investment income...................       3.31%*          3.18%           3.26%         3.22%          2.13%          2.25%


   * Annualized

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------




--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information.
--------------------------------------------------------------------------------




Tax Exempt Proceeds Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management, L.P.
     600 Fifth Avenue
     New York, New York 10020


Custodian
     Investors Fiduciary Trust Company
     801 Pennsylvania
     Kansas City, Missouri 64105


Transfer Agent &
    Dividend Disbursing Agent
     Reich & Tang Services L.P.
     600 Fifth Avenue
     New York, New York 10020



-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

TAX EXEMPT
PROCEEDS
FUND, INC.









                                                  Semi-Annual Report
                                                  December 31, 1997
                                                     (Unaudited)










-------------------------------------------------------------------------------

-------------------------------------------------------------------------------